The GDL Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 74.8%
	Aerospace — 3.4%
91,000	Hexcel Corp.	$3,384,290
150,000	Showa Aircraft Industry Co. Ltd.	2,954,662

		6,338,952

	Automotive: Parts and Accessories — 5.6%
52,000	Haldex AB	134,303
6,000	Navistar International Corp.†	98,940
76,000	WABCO Holdings Inc.†	10,263,800

		10,497,043

	Building and Construction — 0.9%
40,000	Lennar Corp., Cl. B	1,156,800
14,000	RIB Software SE	440,984
4,000	Taylor Morrison Home Corp.†	44,000

		1,641,784

	Business Services — 5.4%
120,038	Clear Channel Outdoor Holdings Inc.†	76,824
87,000	exactEarth Ltd.†	17,619
78,000	Tech Data Corp.†	10,206,300

		10,300,743

	Cable and Satellite — 0.8%
200	Gilat Satellite Networks Ltd.	1,418
23,000	Liberty Global plc, Cl. A†	379,730
48,000	Liberty Global plc, Cl. C†	754,080
16,000	Liberty Latin America Ltd., Cl. A†	168,320
16,000	Liberty Latin America Ltd., Cl. C†	164,160

		1,467,708

	Computer Software and Services — 2.1%
44,625	Altran Technologies SA	733,332
10,000	Business & Decision†	87,129
75,000	ForeScout Technologies Inc.†	2,369,250
7,300	LogMeIn Inc.	607,944
6,000	NortonLifeLock Inc.	112,260

		3,909,915

	Diversified Industrial — 0.0%
500	Anixter International Inc.†	43,935

	Electronics — 1.6%
71,000	Bel Fuse Inc., Cl. A	497,000
315,000	Fitbit Inc., Cl. A†	2,097,900
21,000	KEMET Corp.	507,360

		3,102,260

	Energy and Utilities — 15.5%
39,000	AltaGas Canada Inc.	928,373
20,000	Alvopetro Energy Ltd.†	8,527
3,500	Avista Corp.	148,715
150,000	El Paso Electric Co.(a)	10,194,000
45,000	Endesa SA	966,306

Shares		Market Value
727	Energy Transfer LP	$3,344
5,000	EQM Midstream Partners LP	59,000
460,000	Gulf Coast Ultra Deep Royalty Trust	7,590
10,000	Noble Energy Inc.	60,400
46,469	Primo Water Corp.	421,009
670,000	Tallgrass Energy LP, Cl. A	11,028,200
348,937	TerraForm Power Inc., Cl. A	5,502,736

		29,328,200

	Entertainment — 1.5%
500,054	Central European Media Enterprises Ltd., Cl. A†	1,565,169
3,500	Fox Corp., Cl. A	82,705
55,000	Fox Corp., Cl. B	1,258,400

		2,906,274

	Financial Services — 0.4%
3,000	Bolsas y Mercados Espanoles SHMSF SA	109,386
1,000	Legg Mason Inc.	48,850
45,000	MoneyGram International Inc.†	58,950
10,000	Steuben Trust Co.	585,000

		802,186

	Food and Beverage — 3.4%
405,888	Craft Brew Alliance Inc.†	6,047,731
1,300,000	Premier Foods plc†	389,956
950,000	Yashili International Holdings Ltd.	61,269

		6,498,956

	Health Care — 11.3%
100,000	Akorn Inc.†	56,120
68,500	Allergan plc	12,131,350
14,000	AstraZeneca plc, ADR	625,240
200	Forty Seven Inc.†	19,084
30,000	Idorsia Ltd.†	785,455
300,000	Pacific Biosciences of California Inc.†	918,000
29,000	QIAGEN NV†	1,206,400
54,000	Ra Pharmaceuticals Inc.†	2,592,540
103,032	Wright Medical Group NV†	2,951,867

		21,286,056

	Hotels and Gaming — 3.5%
723,000	Caesars Entertainment Corp.†	4,887,480
18,000	Cherry AB, Cl. B†(b)	158,301
463,000	Funcom Se†	756,640
36,000	The Stars Group Inc.†	735,120

		6,537,541

	Machinery — 0.1%
14,000	CIRCOR International Inc.†	162,820
15,000	CNH Industrial NV	86,291

		249,111

	Metals and Mining — 0.2%
55,000	Alamos Gold Inc., Cl. A	275,000

1

The GDL Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
20,000	Artemis Gold Inc.†	$15,348

		290,348

	Paper and Forest Products — 0.8%
150,000	Canfor Corp.†	778,086
9,000	Pope Resources a Delaware LP	772,110

		1,550,196

	Real Estate — 1.1%
288,745	Atrium European Real Estate Ltd.	863,019
26,990	Condor Hospitality Trust Inc., REIT	110,929
18,500	Taubman Centers Inc., REIT	774,780
8,000	Vastned Retail Belgium NV, REIT	260,285

		2,009,013

	Retail — 0.0%
20,000	Swedol AB, Cl. B	94,010

	Semiconductors — 2.6%
20,000	Adesto Technologies Corp.†	223,800
77,000	Cypress Semiconductor Corp.	1,795,640
24,000	Mellanox Technologies Ltd.†	2,911,680

		4,931,120

	Specialty Chemicals — 4.6%
855,000	OMNOVA Solutions Inc.†	8,669,700
5,000	SGL Carbon SE†	13,698

		8,683,398

	Telecommunications — 8.7%
30,000	Acacia Communications Inc.†	2,015,400
3,000	Cincinnati Bell Inc.†	43,920
175,000	Koninklijke KPN NV	419,985
1,200	Loral Space & Communications Inc.†	19,500
2,400	North State Telecommunications Corp., Cl. B	177,600
21,000	Parrot SA†	57,671
1,600,000	Sprint Corp.†	13,792,000

		16,526,076

	Transportation — 0.5%
40,000	Abertis Infraestructuras SA†(b)	285,431
2,000	XPO Logistics Europe SA	582,331

		867,762

	Wireless Telecommunications Services — 0.8%
713,121	NII Holdings Inc., Escrow†	1,547,473

	TOTAL COMMON STOCKS	141,410,060

	CLOSED-END FUNDS — 4.6%
415,000	Altaba Inc., Escrow†	8,611,250

Shares		Market Value
	PREFERRED STOCKS — 0.0%
	Financial Services — 0.0%
2,369	Steel Partners Holdings LP, Ser. A, 6.000%, 02/07/26	$40,107

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Telecommunications — 0.0%
1,000	Cincinnati Bell Inc. 6.750%, Ser. B	44,050

	RIGHTS — 0.7%
	Entertainment — 0.0%
225,000	Media General Inc., CVR†(b)	0

	Health Care — 0.6%
70,000	Achillion Pharmaceuticals Inc., CVR†	35,000
215,942	Alder BioPharmaceuticals Inc. – H. Lundbeck A/S, CVR†(b)	302,319
79,391	Ambit Biosciences Corp., CVR†(b)	160,767
136,000	Bristol-Myers Squibb Co., CVR†	516,800
30,000	Corium International, CVR†(b)	5,400
103,040	Dova Pharmaceuticals Inc., CVR†	51,520
400,000	Elanco Animal Health Inc., CVR†	4,000
300,000	Innocoll, CVR†(b)	3
125,000	Ipsen SA/Clementia, CVR†(b)	168,750
23,000	Ocera Therapeutics, CVR†(b)	6,210
100	Omthera Pharmaceuticals Inc., CVR†(b)	0
346,322	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(b)	0
11,000	Tobira Therapeutics Inc., CVR†(b)	660

		1,251,429

	Metals and Mining — 0.1%
419,000	Pan American Silver Corp., CVR†	142,460

	TOTAL RIGHTS	1,393,889

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 19.9%
$37,550,000	U.S. Treasury Bills, 0.020% to 1.534%††, 04/30/20 to 08/27/20(c)	37,548,017

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.0% (Cost $217,621,712)	$189,047,373

2

The GDL Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares
	SECURITIES SOLD SHORT — (14.4)%
	Aerospace — (1.0)%
33,000	Woodward Inc.	$1,961,520

	Building and Construction — (0.6)%
30,000	Lennar Corp., Cl. A	1,146,000

	Energy and Utilities — (2.4)%
106,775	Brookfield Renewable Partners LP	4,536,870

	Financial Services — (0.3)%
8,054	Community Bank System Inc.	473,575

	Health Care — (2.4)%
60,187	AbbVie Inc.	4,585,647

	Hotels and Gaming — (0.4)%
56,000	Eldorado Resorts Inc.	806,400

	Wireless Communications — (7.3)%
164,160	T-Mobile US Inc.	13,773,024

	TOTAL SECURITIES SOLD SHORT (Proceeds received $35,223,320)(d)	$27,283,036

(a)

Securities, or a portion thereof, with a value of $3,398,000 were pledged as collateral for equity contract for difference swap agreements, securities sold short, and forward foreign exchange contracts.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	At March 31, 2020, $31,385,000 of the principal amount was pledged as collateral for securities sold short, equity contract for difference swap agreements, and forward foreign exchange contracts.
(d)	At March 31, 2020, these proceeds were being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	89.1%	$168,411,346
Europe	9.3	17,620,096
Japan	1.6	2,954,662
Asia/Pacific	0.0 **	61,269

Total Investments — Long Positions	100.0%	$189,047,373

Short Positions
North America	(14.4)%	$(27,283,036)

Total Investments — Short Positions	(14.4)%	$(27,283,036)

*	Total investments exclude securities sold short.
**	Amount represents less than 0.05%.

As of March 31, 2020, forward foreign exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	506,781	SEK	5,100,000	State Street Bank and Trust Co.	04/29/20	$(9,128)
USD	5,334,728	EUR	4,900,000	State Street Bank and Trust Co.	04/29/20	(75,946)
USD	1,337,538	CAD	1,900,000	State Street Bank and Trust Co.	04/29/20	(13,056)
USD	119,011	GBP	100,000	State Street Bank and Trust Co.	04/29/20	(5,284)

						$(103,414)

The GDL Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

As of March 31, 2020, equity contract for difference swap agreements outstanding were as follows:

Market Value Appreciation Received	One Month LIBOR Plus 90 bps plus Market Value Depreciation Paid	Counterparty	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation
Premier Foods plc	Premier Foods plc	The Goldman Sachs Group, Inc.	1 month	04/02/2021	$68,517	$475	—	$475

								$475

4